Preferred And Common Stock (Tables)	6 Months Ended
Jun. 30, 2014
Preferred and Common Stock [Abstract]
Preferred stock
	Preferred Stock
	Number of preferred shares	Amount
Balance at December 31, 2012	600	$ 6,000
Issuance of preferred stock subject to redemption	600	6,000
Balance at December 31, 2013	1,200	$ 12,000
Balance at June 30, 2014	1,200	$ 12,000